CONVERTIBLE NOTES (Details Narrative)															12 Months Ended
	Dec. 01, 2023 $ / shares	Sep. 28, 2023 USD ($) $ / shares shares	Sep. 28, 2023 USD ($) $ / shares shares	Jun. 29, 2023 $ / shares shares	Jun. 29, 2023 USD ($) $ / shares shares	May 22, 2023 USD ($)	Apr. 14, 2023 USD ($) $ / shares shares	Mar. 29, 2023 $ / shares	Dec. 19, 2022 USD ($) Integer $ / shares shares	Jul. 31, 2022	Jul. 11, 2022 USD ($) shares	Feb. 02, 2022 USD ($) shares	Feb. 01, 2022 USD ($) shares	Dec. 31, 2021 USD ($) DebtInstrument $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 28, 2023 shares	Apr. 13, 2023 shares	Jan. 21, 2022 USD ($)	Jan. 03, 2022 USD ($)	Jan. 02, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Unamortized discount															$ 51,731	$ 9,624,500
Warrant exercise price per share | $ / shares		$ 2.88	$ 2.88
Principal amount settled															14,486,232
Down round deemed dividend															17,980,678
Amortization of debt discount															$ 1,809,566	$ 2,609,389
Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant exercise price per share | $ / shares															$ 1,060	$ 1,060
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock price per share | $ / shares																$ 540
Series 1 B Securities Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 28.00	$ 28.00
Agreement entered date					Jun. 29, 2023
Aggregate consideration					$ 900,000
Series 1 B Spa [Member] | Private Placement [Member] | Series 1 B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum outstanding shares owned, Percentage				4.99%
Agreement entered date															Jun. 29, 2023
Aggregate number of common stock shares for private placement | shares				900	900
Placement Agent Agreement [Member] | Secondary Public Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate number of common stock shares for private placement | shares			3,572,635
Common stock price per share | $ / shares		$ 2.88	$ 2.88
BD1 Notes (related party) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding													$ 7,900,000						$ 7,900,000
Debt conversion, converted instrument, shares issued | shares													79,000
Interest expense debt													$ 1,721,000
BD1 Notes (related party) [Member] | Fleur [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding																				$ 1,000,000
Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding															$ 1,089,160
Floor price | $ / shares	$ 0.65							$ 40
VWAP price of common stock, Percentage	100.00%
B D One Investment Holding L L C [Member] | B D One Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price (in dollars per share) | $ / shares														$ 100
Debt conversion, converted instrument, shares issued | shares														105,000
Convertible notes payable																					$ 9,900,000
B D One Investment Holding L L C [Member] | Promissory Note [Member] | B D One Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding														$ 6,252,000
Accrued interest														1,145,000
Repurchase amount														10,400,000
B D One Investment Holding L L C [Member] | Unsecured Convertible Notes [Member] | B D One Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding														$ 10,500,000
Number of unsecured convertible notes | DebtInstrument														2
Debt instrument, maturity date														Dec. 18, 2025
Fleur Capital Pte Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt conversion, converted instrument, shares issued | shares											3,000	7,000
Interest expense debt											$ 59,000	$ 155,000
Maximum outstanding shares owned, Percentage										4.99%
Fleur Capital Pte Ltd [Member] | Unsecured Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding											$ 300,000	$ 700,000
Fleur Capital Pte Ltd [Member] | Unsecured Convertible Notes [Member] | B D One Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding																			1,000,000
Fleur Capital Pte Ltd [Member] | B D One Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding																			$ 1,000,000
Nanyang Investment Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt conversion, converted instrument, shares issued | shares											9,000	6,000
Interest expense debt											$ 176,000	$ 133,000
Maximum outstanding shares owned, Percentage										4.99%
Nanyang Investment Management [Member] | Unsecured Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding											$ 900,000	$ 600,000
Nanyang Investment Management [Member] | Unsecured Convertible Notes [Member] | B D One Exchange Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding														$ 500,000
Nanyang Investment Management [Member] | BD1 Notes (related party) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding														$ 1,000,000
Sabby L One Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from secured convertible promissory note									$ 15,000,000
Debt Instrument Prepayment Amount						$ 666,667
Debt instrument prepayment date description															(i) the May 18, 2023 payment was deferred until August 16, 2023, and (ii) the June 19, 2023 payment was delayed until September 17, 2023.
Daily VWAP of common stock, Percentage															90.00%
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense debt															$ 301,700	22,100
Maximum outstanding shares owned, Percentage									4.99%
Proceeds from secured convertible promissory note									$ 13,500,000
Debt instrument, convertible, threshold trading days | Integer									10
Floor price | $ / shares									$ 114
Accelerated discount on convertible debt															4,077,510
Interest payable															29,900	22,100
Amortization of debt discount															$ 1,809,000	$ 286,200
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercisable for number shares of common stock | shares									12,568						12,567
Warrant exercise price per share | $ / shares									$ 786						$ 786
Common stock issued | shares															465,574	350
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Maximum outstanding shares owned, Percentage									9.99%
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Five Most Recent Daily Volume Weighted Average Price Of Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger									30.00%
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Three Lowest Volume Weighted Average Price Of Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, convertible, threshold percentage of stock price trigger									92.50%
Sabby L One Convertible Note [Member] | Securities Purchase Contract [Member] | Private Placement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercisable for number shares of common stock | shares							134,904											12,567
Warrant exercise price per share | $ / shares							$ 73.22
Sabby L One Convertible Note [Member] | Series 1 B Securities Purchase Agreement [Member] | Private Placement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercisable for number shares of common stock | shares				389,500	389,500
Warrant exercise price per share | $ / shares				$ 25.36	$ 25.36
Sabby L One Convertible Note [Member] | Placement Agent Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding		$ 400,000	$ 400,000
Sabby L One Convertible Note [Member] | Placement Agent Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrants exercisable for number shares of common stock | shares		5,596,232	5,596,232
Warrant exercise price per share | $ / shares		$ 1.76	$ 1.76
Sabby L One Convertible Note [Member] | Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member] | Securities Purchase Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding									$ 12,500,000
Sabby L One Convertible Note [Member] | Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member] | Securities Purchase Contract [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding									2,500,000
Conversion price (in dollars per share) | $ / shares							$ 73.22
Sabby L One Convertible Note [Member] | Senior Secured Original Issue Ten Percentage Discount Convertible Advance Notes [Member] | Series 1 B Securities Purchase Agreement [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 25.36	$ 25.36
Warrants exercisable for number shares of common stock | shares																	134,904
Sabby L One Convertible Note [Member] | Registered Advance Notes [Member] | Securities Purchase Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from secured convertible promissory note									11,250,000
Sabby L One Convertible Note [Member] | Private Placement Advance Notes [Member] | Securities Purchase Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from secured convertible promissory note									$ 2,250,000
Sabby L One Convertible Note [Member] | Private Placement Advance Notes [Member] | Securities Purchase Contract [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, term									18 months
Stated interest rate									4.50%
Unamortized discount									$ 250,000
Sabby L One Convertible Note [Member] | Private Placement Advance Notes [Member] | Placement Agent Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price (in dollars per share) | $ / shares		1.76	1.76
Sabby L One Convertible Note [Member] | Additional Advance Notes Investor [Member] | Securities Purchase Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding									2,000,000
Sabby L One Convertible Note [Member] | Additional Advance Notes [Member] | Securities Purchase Contract [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Additional amount drawn description															no more than one Additional Advance Note may be issued during any 30-day period
Sabby L One Convertible Note [Member] | Additional Advance Notes [Member] | Securities Purchase Contract [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount of notes outstanding									$ 35,000,000
Lucro Investments Vcc Esg Opportunities Fund [Member] | Securities Purchase Contract [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Agreement entered date							Apr. 14, 2023
Aggregate consideration							$ 9,000,000
Common stock price per share | $ / shares							$ 240
Lucro Investments Vcc Esg Opportunities Fund [Member] | Securities Purchase Contract [Member] | Private Placement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate number of common stock shares for private placement | shares							37,500
Dawson James [Member] | Placement Agent Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock price per share | $ / shares		$ 2.88	$ 2.88
Dawson James [Member] | Placement Agent Agreement [Member] | Secondary Public Offering [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Gross proceeds, before deducting offering expenses		$ 10,300,000	$ 10,300,000